Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies
Significant Accounting Policies

2                 Significant Accounting Policies

All accounting policies are as described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2012 filed with the Securities and Exchange Commission on March 1, 2013.

Recent Accounting Pronouncements

Comprehensive Income

In February 2013, the FASB issued new guidance for reporting of amounts reclassified out of accumulated other comprehensive income. The amendment requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. The amended guidance was effective for the Company for reporting periods beginning after December 15, 2012. The adoption of the new guidance did not have an effect on the Company’s condensed consolidated financial statements.